SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended
	Nov. 30, 2012	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 28, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 28, 2013 Subsequent Event [Member] Dividend Paid [Member]
Dividends [Abstract]
Dividends payable, date declared								Feb. 28, 2013
Dividends payable, date paid									Feb. 28, 2013
Distribution per unit (in dollars per unit)							$ 0.515	$ 0.50
Share price (in dollars per share)						$ 29.74
Contributions by general partner						$ 2,600,000
Common partnership units sold (in units)						3,900,000
General Partner, ownership interest (in hundredths)	2.00%	2.00%				2.00%
Units sold in private placement (in units)						416,947
Proceeds from issuance of equity			$ 401,851,000	$ 0	$ 0	$ 130,000,000